Supplementary Financial Statement Information (Sales Classified by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,624	$ 21,471	$ 41,972
Europe (other than Denmark) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,488	11,918	27,105
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,182	3,765	9,054
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,382	2,666	3,686
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,572	$ 3,122	$ 2,127